UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-3651

                           Touchstone Strategic Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               303 Broadway, Suite 1100 Cincinnati, OH 45202-4203
--------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

Registrant's telephone number, including area code: (513) 362-8000

Date of fiscal year end:  03/31/07
                          --------
Date of reporting period: 12/31/06
                          --------

      Form N-Q is to be used by registered management investment companies, other than a small business investment company registered on Form N-5 (ss.ss.239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission,100 F Street, NE, Washington, DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

TOUCHSTONE STRATEGIC TRUST - PORTFOLIO OF INVESTMENTS
DIVERSIFIED SMALL CAP FUND - DECEMBER 31, 2006 (UNAUDITED)
================================================================================

                                                                      MARKET
COMMON STOCKS -- 99.9%                                   SHARES        VALUE
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 17.5%

BJ'S Restaurants, Inc.*                                   6,780    $    137,024
Bright Horizons Family Solutions, Inc.*                   3,615         139,756
Chipotle Mexican Grill, Inc.*                             2,485         141,645
Claire's Stores, Inc.                                     5,335         176,802
Coldwater Creek, Inc.*                                    5,210         127,749
DSW, Inc.*                                                3,545         136,731
Guitar Center, Inc.*                                      2,475         112,514
LIFE TIME FITNESS, Inc.*                                  2,320         112,543
Morningstar, Inc.*                                        3,025         136,276
Nutri/System, Inc.*                                       2,110         133,753
PetMed Express, Inc.*                                     8,635         115,277
Phillips-Van Heusen Corp.                                 2,620         131,445
Quiksilver, Inc.*                                         4,035          63,551
Sonic Corp.*                                              5,640         135,078
Steiner Leisure Ltd.*                                     2,920         132,860
--------------------------------------------------------------------------------
                                                                      1,933,004
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 1.7%

Flower Foods, Inc.                                        2,060          55,599
The Andersons, Inc.                                       1,635          69,308
Wild Oats Market, Inc.*                                   4,130          59,389
--------------------------------------------------------------------------------
                                                                        184,296
--------------------------------------------------------------------------------

ENERGY -- 5.9%

Cabot Oil & Gas Corp.                                     1,218          73,872
Helix Energy Solutions Group, Inc.*                       2,395          75,131
Helmerich & Payne, Inc.                                   4,798         117,406
Input/Output, Inc.*                                       8,198         111,739
SEACOR Holdings, Inc.*                                      855          84,765
Trico Marine Services, Inc.*                              2,140          81,983
W-H Energy Services, Inc.*                                2,095         102,006
--------------------------------------------------------------------------------
                                                                        646,902
--------------------------------------------------------------------------------

FINANCIAL -- 7.0%

Affiliated Managers Group, Inc.*                          1,190         125,105
Boston Private Financial Holdings, Inc.                   2,310          65,165
East West Bancorp, Inc.                                   3,210         113,698
Jefferies Group, Inc.                                     4,355         116,801
LaSalle Hotel Properties                                  3,390         155,432
Portfolio Recovery Associates, Inc.*                      4,290         200,300
--------------------------------------------------------------------------------
                                                                        776,501
--------------------------------------------------------------------------------

TOUCHSTONE STRATEGIC TRUST - PORTFOLIO OF INVESTMENTS
DIVERSIFIED SMALL CAP FUND (CONTINUED)
================================================================================

                                                                      MARKET
COMMON STOCKS -- 99.9% (CONTINUED)                       SHARES        VALUE
--------------------------------------------------------------------------------

HEALTH CARE -- 23.7%

Alexion Pharmaceuticals, Inc.*                            4,350    $    175,697
ArthroCare Corp.*                                         1,805          72,056
CV Therapeutics*                                          6,365          88,855
ev3, Inc.*                                               10,160         175,057
Genomic Health, Inc.*                                    10,531         195,877
Gen-Probe, Inc.*                                          3,130         163,918
Hologic, Inc.*                                            4,790         226,471
Intuitive Surgical, Inc.*                                 1,390         133,301
Kyphon, Inc.*                                             5,665         228,866
LCA-Vision, Inc.                                          3,715         127,647
LifeCell Corp.*                                           3,295          79,541
PerkinElmer, Inc.                                         7,475         166,169
Pharmion Corp.*                                           6,735         173,359
Progenics Pharmaceuticals, Inc.*                          6,385         164,350
Radiation Therapy Services, Inc.*                         6,875         216,700
Ventana Medical Systems, Inc.*                            5,220         224,617
--------------------------------------------------------------------------------
                                                                      2,612,481
--------------------------------------------------------------------------------

INDUSTRIALS -- 17.3%

AAR CORP.*                                                5,238         152,898
Adminstaff, Inc.                                          2,000          85,540
Astec Industries, Inc.*                                   1,310          45,981
Bucyrus International, Inc.                               2,065         106,884
COMSYS IT Partners, Inc.*                                 4,495          90,844
Consolidated Graphics, Inc.*                              1,475          87,128
EnPro Industries, Inc.*                                   3,645         121,050
General Cable Corp.*                                      2,910         127,196
Hub Group, Inc.*                                          4,290         118,190
Infrasource Services, Inc.*                               3,750          81,638
Labor Ready, Inc.*                                        5,215          95,591
NCI Building Systems, Inc.*                               2,675         138,431
Regal-Beloit Corporation                                  1,595          83,753
Triumph Group, Inc.                                       2,365         123,997
Wabtec Corp.                                              4,321         131,272
Watson Wyatt Worldwide, Inc.                              1,883          85,017
WESCO International, Inc.*                                2,110         124,089
Woodward Governor Co.                                     2,735         108,607
--------------------------------------------------------------------------------
                                                                      1,908,106
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY -- 25.7%

Amphenol Corp.                                            1,500          93,120
Arris Group, Inc.*                                       11,150         139,487
Avnet, Inc.*                                              6,145         156,881
Digital Insight Corp.*                                    3,795         146,070

TOUCHSTONE STRATEGIC TRUST - PORTFOLIO OF INVESTMENTS
DIVERSIFIED SMALL CAP FUND (CONTINUED)
================================================================================

                                                                      MARKET
COMMON STOCKS -- 99.9% (CONTINUED)                       SHARES        VALUE
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY -- 25.7% (CONTINUED)

Digital River, Inc.*                                      3,190    $    177,969
eCollege.com*                                             3,232          50,581
Emulex Corp.*                                             4,550          88,771
Euronet Worldwide, Inc.*                                  2,710          80,460
F5 Networks, Inc.*                                        1,510         112,057
Hyperion Solutions*                                       1,465          52,652
j2 Global Communications, Inc.*                           4,765         129,846
MEMC Electronic Materials, Inc.*                          2,535          99,220
Microsemi Corp.*                                          4,120          80,958
NETGEAR, Inc.*                                            4,815         126,394
Nuance Communications, Inc.*                              8,660          99,244
Packeteer, Inc.*                                          3,670          49,912
Parametric Technology Corp.*                              6,484         116,842
Secure Computing Corp.*                                  14,860          97,482
Sonic Solutions*                                          6,415         104,565
Tessera Technologies, Inc.*                               3,835         154,704
Transaction Systems Architects, Inc.*                     2,385          77,679
Ultra Clean Holdings, Inc.*                              13,305         164,316
ValueClick, Inc.*                                         8,950         211,488
WebEx Communications, Inc.*                               3,820         133,280
Western Digital Corp.*                                    3,760          76,930
--------------------------------------------------------------------------------
                                                                      2,820,908
--------------------------------------------------------------------------------

MATERIALS -- 1.1%

Brush Engineered Materials, Inc.*                           990          33,432
Reliance Steel & Aluminum Co.                             2,210          87,030
--------------------------------------------------------------------------------
                                                                        120,462
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                                $ 11,002,660
--------------------------------------------------------------------------------

INVESTMENT FUND -- 0.4%

Touchstone Institutional Money Market Fund ^             43,313    $     43,313
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 100.3%
(Cost $10,055,728)                                                 $ 11,045,973

LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.3%)                         (29,676)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                               $ 11,016,297
================================================================================

*     Non-income producing security.
^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

See accompanying Notes to Portfolios of Investments.

TOUCHSTONE STRATEGIC TRUST - PORTFOLIO OF INVESTMENTS
GROWTH OPPORTUNITIES FUND - DECEMBER 31, 2006 (UNAUDITED)
================================================================================

                                                                      MARKET
COMMON STOCKS -- 98.4%                                   SHARES        VALUE
--------------------------------------------------------------------------------

PHARMACEUTICALS -- 13.2%

Elan Corp. plc*                                         157,900    $  2,329,026
Genzyme Corp.*                                           10,100         621,958
Novartis AG                                              14,600         838,624
Santarus, Inc.* +                                        93,400         731,322
Schering-Plough Corp.                                    46,100       1,089,804
Shire PLC - ADR                                          18,100       1,117,856
Wyeth                                                    29,600       1,507,232
--------------------------------------------------------------------------------
                                                                      8,235,822
--------------------------------------------------------------------------------

COMPUTER SOFTWARE & PROCESSING -- 10.7%

Alliance Data Systems Corp.*                             14,300         893,321
Amdocs Ltd.*                                             16,200         627,750
Business Objects S.A. - ADR*                             34,500       1,361,025
CheckFree Corp.*                                         26,500       1,064,240
Cognos, Inc.*                                            38,500       1,634,710
Symantec Corp.* +                                        52,400       1,092,540
--------------------------------------------------------------------------------
                                                                      6,673,586
--------------------------------------------------------------------------------

INDUSTRIAL -- 8.7%

General Electric Co.                                     24,300         904,203
Grant Prideco, Inc.*                                     15,000         596,550
Hexcel Corp.* +                                          54,400         947,104
IDEX Corp.                                               18,000         853,380
ITT Corp.                                                16,000         909,120
Phelps Dodge Corp.                                       10,400       1,245,088
--------------------------------------------------------------------------------
                                                                      5,455,445
--------------------------------------------------------------------------------

FINANCIAL SERVICES -- 7.8%

Allstate Corp.                                            9,300         605,523
American Express Co.                                     15,700         952,519
eFunds Corp.*                                            25,000         687,500
Net 1 UEPS Technologies, Inc.*                           21,656         640,151
T. Rowe Price Group, Inc.                                21,600         945,432
The Charles Schwab Corp.                                 55,000       1,063,700
--------------------------------------------------------------------------------
                                                                      4,894,825
--------------------------------------------------------------------------------

OIL & GAS -- 7.8%

ConocoPhillips                                           12,300         884,985
National-Oilwell Varco, Inc.*                            13,700         838,166
Oil States International, Inc.*                          32,000       1,031,360
Smith International, Inc.                                18,600         763,902
Suncor Energy, Inc.                                      16,800       1,325,688
--------------------------------------------------------------------------------
                                                                      4,844,101
--------------------------------------------------------------------------------

TOUCHSTONE STRATEGIC TRUST - PORTFOLIO OF INVESTMENTS
GROWTH OPPORTUNITIES FUND (CONTINUED)
================================================================================

                                                                      MARKET
COMMON STOCKS -- 98.4% (CONTINUED)                       SHARES        VALUE
--------------------------------------------------------------------------------

SEMICONDUCTORS -- 4.5%

Atmel Corp.*                                            112,900    $    683,045
Lam Research Corp.*                                      18,600         941,532
Qimonda AG - ADR*                                        34,900         611,099
Xilinx, Inc.                                             23,900         569,059
--------------------------------------------------------------------------------
                                                                      2,804,735
--------------------------------------------------------------------------------

HOTELS & MOTELS -- 3.9%

Boyd Gaming Corp. +                                      29,000       1,313,990
Hilton Hotels Corp. +                                    31,500       1,099,350
--------------------------------------------------------------------------------
                                                                      2,413,340
--------------------------------------------------------------------------------

RETAILERS -- 3.7%

CVS Corp.                                                53,000       1,638,230
Rite Aid Corp.*                                         124,000         674,560
--------------------------------------------------------------------------------
                                                                      2,312,790
--------------------------------------------------------------------------------

RETAIL -- 3.0%

O'Reilly Automotive, Inc.*                               27,900         894,474
Tiffany & Co.                                            25,500       1,000,620
--------------------------------------------------------------------------------
                                                                      1,895,094
--------------------------------------------------------------------------------

COAL -- 2.9%

Arch Coal, Inc. +                                        22,500         675,675
Massey Energy Co.                                        48,400       1,124,332
--------------------------------------------------------------------------------
                                                                      1,800,007
--------------------------------------------------------------------------------

HEALTH CARE -- 2.9%

Biogen Idec, Inc.*                                       36,400       1,790,516
--------------------------------------------------------------------------------

TRANSPORTATION -- 2.7%

Canadian Pacific Railway Ltd. +                          17,100         902,196
Norfolk Southern Corp.                                   15,700         789,553
--------------------------------------------------------------------------------
                                                                      1,691,749
--------------------------------------------------------------------------------

HEALTH TECHNOLOGY -- 2.5%

Adolor Corp.*                                            86,000         646,720
Gilead Sciences, Inc.*                                   14,300         928,499
--------------------------------------------------------------------------------
                                                                      1,575,219
--------------------------------------------------------------------------------

TECHNOLOGY -- 2.4%

Comcast Corp.*                                           25,000       1,058,250
Google, Inc.*                                             1,000         460,480
--------------------------------------------------------------------------------
                                                                      1,518,730
--------------------------------------------------------------------------------

TOUCHSTONE STRATEGIC TRUST - PORTFOLIO OF INVESTMENTS
GROWTH OPPORTUNITIES FUND (CONTINUED)
================================================================================

                                                                      MARKET
COMMON STOCKS -- 98.4% (CONTINUED)                       SHARES        VALUE
--------------------------------------------------------------------------------

BIOTECHNOLOGY -- 2.2%

Celgene Corp.*                                           23,600    $  1,357,708
--------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT -- 2.2%

Polycom, Inc.*                                           33,300       1,029,303
Sonus Networks, Inc.*                                    48,400         318,956
--------------------------------------------------------------------------------
                                                                      1,348,259
--------------------------------------------------------------------------------

TELECOMMUNICATIONS -- 2.1%

Corning, Inc.*                                           37,000         692,270
NTL, Inc.                                                24,000         605,760
--------------------------------------------------------------------------------
                                                                      1,298,030
--------------------------------------------------------------------------------

HEALTH CARE DISTRIBUTORS -- 2.1%

Omnicare, Inc. +                                         33,400       1,290,242
--------------------------------------------------------------------------------

MATERIALS - AGRICULTURAL / CHEMICALS -- 1.6%

Monsanto Co.                                             18,700         982,311
--------------------------------------------------------------------------------

IT CONSULTING -- 1.5%

Satyam Computer Services Ltd. - ADR                      39,700         953,197
--------------------------------------------------------------------------------

CONSUMER PRODUCTS -- 1.5%

Newell Rubbermaid, Inc.                                  32,800         949,560
--------------------------------------------------------------------------------

CHEMICALS -- 1.5%

Praxair, Inc.                                            15,500         919,615
--------------------------------------------------------------------------------

ELECTRONICS -- 1.5%

AMETEK, Inc.                                             28,650         912,216
--------------------------------------------------------------------------------

BUSINESS SERVICES -- 1.4%

Yahoo!, Inc.*                                            34,900         891,346
--------------------------------------------------------------------------------

MEDIA/ENTERTAINMENT -- 1.1%

Time Warner, Inc.                                        31,300         681,714
--------------------------------------------------------------------------------

KIDNEY DIALYSIS CENTERS -- 1.0%

DaVita, Inc.*                                            11,500         654,120
--------------------------------------------------------------------------------

DISTRIBUTION -- 1.0%

MSC Industrial Direct Co., Inc.                          16,400         642,060
--------------------------------------------------------------------------------

AEROSPACE & DEFENSE -- 1.0%

DRS Technologies, Inc.                                   12,000         632,160
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                                $ 61,418,497
--------------------------------------------------------------------------------

TOUCHSTONE STRATEGIC TRUST - PORTFOLIO OF INVESTMENTS
GROWTH OPPORTUNITIES FUND (CONTINUED)
================================================================================

                                                                      MARKET
                                                         SHARES        VALUE
--------------------------------------------------------------------------------

INVESTMENT FUNDS -- 13.3%

BBH Securities Lending Fund **                        7,149,019    $  7,149,019
Touchstone Institutional Money Market Fund ^          1,160,398       1,160,398
--------------------------------------------------------------------------------

TOTAL INVESTMENT FUNDS                                             $  8,309,417
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 111.7%
(Cost $63,401,391)                                                 $ 69,727,914

LIABILITIES IN EXCESS OF OTHER ASSETS -- (11.7%)                     (7,329,197)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                               $ 62,398,717
================================================================================

*     Non-income producing security.
^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.
+ All or a portion of the security is on loan. The total value of securities on loan as of December 31, 2006, was $6,926,677.
**    Represents collateral for securities loaned.

See accompanying Notes to Portfolios of Investments.

TOUCHSTONE STRATEGIC TRUST - PORTFOLIO OF INVESTMENTS
LARGE CAP CORE EQUITY FUND - DECEMBER 31, 2006 (UNAUDITED)
================================================================================

                                                                      MARKET
COMMON STOCKS -- 97.4%                                   SHARES        VALUE
--------------------------------------------------------------------------------

FINANCIAL -- 22.3%

Allstate Corp.                                           51,403    $  3,346,849
American Express Co.                                     55,245       3,351,714
Bank of America Corp.                                    58,491       3,122,834
Citigroup, Inc.                                          59,839       3,333,032
JP Morgan Chase & Co.                                    68,927       3,329,174
Morgan Stanley                                           39,267       3,197,512
Wells Fargo                                              82,548       2,935,407
--------------------------------------------------------------------------------
                                                                     22,616,522
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY -- 14.5%

Cisco Systems, Inc.*                                    165,080       4,511,636
Hewlett-Packard Co.                                      91,249       3,758,546
Intel Corp.                                             149,344       3,024,216
Microsoft Corp.                                         116,715       3,485,110
--------------------------------------------------------------------------------
                                                                     14,779,508
--------------------------------------------------------------------------------

ENERGY -- 13.4%

Chevron Corp.                                            43,165       3,173,922
ConocoPhillips                                           46,012       3,310,563
Exxon Mobil Corp.                                        43,677       3,346,969
Marathon Oil Corp.                                       41,145       3,805,913
--------------------------------------------------------------------------------
                                                                     13,637,367
--------------------------------------------------------------------------------

INDUSTRIAL -- 12.6%

3M Co.                                                   40,583       3,162,633
General Electric Co.                                     87,197       3,244,600
Honeywell International, Inc.                            74,789       3,383,455
United Technologies Corp.                                48,727       3,046,412
--------------------------------------------------------------------------------
                                                                     12,837,100
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 9.6%

Best Buy Co., Inc.                                       61,671       3,033,596
Home Depot, Inc.                                         79,557       3,195,009
The Walt Disney Co.                                     101,698       3,485,191
--------------------------------------------------------------------------------
                                                                      9,713,796
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 9.4%

Altria Group, Inc.                                       36,720       3,151,310
Kimberly-Clark Corp.                                     47,371       3,218,860
Procter & Gamble Co.                                     48,795       3,136,055
--------------------------------------------------------------------------------
                                                                      9,506,225
--------------------------------------------------------------------------------

TOUCHSTONE STRATEGIC TRUST - PORTFOLIO OF INVESTMENTS
LARGE CAP CORE EQUITY FUND (CONTINUED)
================================================================================

                                                                      MARKET
COMMON STOCKS -- 97.4% (CONTINUED)                       SHARES        VALUE
--------------------------------------------------------------------------------

HEALTH CARE -- 8.6%

Cardinal Health, Inc.                                    43,254    $  2,786,855
Johnson & Johnson                                        45,329       2,992,621
WellPoint, Inc.*                                         38,157       3,002,574
--------------------------------------------------------------------------------
                                                                      8,782,050
--------------------------------------------------------------------------------

TELECOMMUNICATION SERVICE -- 3.5%

AT&T, Inc.                                              100,584       3,595,878
--------------------------------------------------------------------------------

MATERIALS -- 3.5%

Du Pont (E.I.) DE Nemours                                72,001       3,507,169
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                                $ 98,975,615
--------------------------------------------------------------------------------

INVESTMENT FUND -- 2.9%

Touchstone Institutional Money Market Fund ^          2,906,987    $  2,906,987
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 100.3%
(Cost $85,821,010)                                                 $101,882,602

LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.3%)                        (279,938)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                               $101,602,664
================================================================================

*     Non-income producing security.
^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

See accompanying Notes to Portfolios of Investments.

TOUCHSTONE STRATEGIC TRUST - PORTFOLIO OF INVESTMENTS
LARGE CAP GROWTH FUND - DECEMBER 31, 2006 (UNAUDITED)
================================================================================

                                                                      MARKET
COMMON STOCKS -- 99.8%                                   SHARES        VALUE
--------------------------------------------------------------------------------

ELECTRONIC TECHNOLOGY -- 28.9%

Apple Computer, Inc.*                                   341,590    $ 28,980,496
Cisco Systems, Inc.*                                  1,000,000      27,330,000
Cognizant Technology Solutions Corp.*                   310,365      23,947,763
Garmin Ltd. +                                           470,300      26,176,898
International Game Technology +                         510,070      23,565,234
Intuit, Inc.*                                           809,095      24,685,488
Lockheed Martin Corp.                                   424,920      39,122,383
NVIDIA Corp.*                                         1,043,280      38,611,793
Qwest Communications International, Inc.*             2,335,810      19,550,730
Raytheon Co.                                            430,405      22,725,384
The Boeing Co.                                          422,465      37,531,791
--------------------------------------------------------------------------------
                                                                    312,227,960
--------------------------------------------------------------------------------

FINANCE/INSURANCE -- 12.3%

Chicago Mercantile Exchange Holdings, Inc.               77,715      39,615,221
Lehman Brothers Holdings                                443,200      34,622,784
Principal Financial Group, Inc.                         540,975      31,755,233
State Street Corp.                                      382,755      25,812,997
--------------------------------------------------------------------------------
                                                                    131,806,235
--------------------------------------------------------------------------------

CONSUMER PRODUCTS -- 7.3%

Colgate-Palmolive Co.                                   360,450      23,515,758
Ecolab, Inc.                                            665,290      30,071,108
Reynolds American, Inc.                                 378,380      24,772,539
--------------------------------------------------------------------------------
                                                                     78,359,405
--------------------------------------------------------------------------------

HEALTH TECHNOLOGY -- 6.1%

Celgene Corp.*                                          593,000      34,115,290
Gilead Sciences, Inc.*                                  480,915      31,225,811
--------------------------------------------------------------------------------
                                                                     65,341,101
--------------------------------------------------------------------------------

RETAIL TRADE -- 5.5%

Office Depot, Inc.*                                     734,165      28,023,078
Starbucks Corp.*                                        879,900      31,166,058
--------------------------------------------------------------------------------
                                                                     59,189,136
--------------------------------------------------------------------------------

ENERGY MINERALSE2000 -- 5.4%

Anglo American PLC - ADR                              1,147,490      28,010,231
Schlumberger Ltd.                                       476,375      30,087,845
--------------------------------------------------------------------------------
                                                                     58,098,076
--------------------------------------------------------------------------------

RETAILERS -- 4.1%

J.C. Penney Co., Inc.                                   225,875      17,473,690
Limited Brands, Inc.                                    918,450      26,579,943
--------------------------------------------------------------------------------
                                                                     44,053,633
--------------------------------------------------------------------------------

TOUCHSTONE STRATEGIC TRUST - PORTFOLIO OF INVESTMENTS
LARGE CAP GROWTH FUND (CONTINUED)
================================================================================

                                                                      MARKET
COMMON STOCKS -- 99.8% (CONTINUED)                       SHARES        VALUE
--------------------------------------------------------------------------------

TRANSPORTATION -- 3.7%

CSX Corp.                                               758,310  $   26,108,613
Expeditors International of Washington, Inc. +          328,055      13,286,228
--------------------------------------------------------------------------------
                                                                     39,394,841
--------------------------------------------------------------------------------

PROCESS INDUSTRIES -- 3.6%

Nucor Corp.                                             280,425      15,328,031
Praxair, Inc.                                           403,030      23,911,769
--------------------------------------------------------------------------------
                                                                     39,239,800
--------------------------------------------------------------------------------

COMMUNICATION -- 3.4%

America Movil S.A. - ADR                                799,805      36,167,182
--------------------------------------------------------------------------------

TECHNOLOGY SERVICES -- 2.8%

Google, Inc.*                                            64,880      29,875,942
--------------------------------------------------------------------------------

MEDIA - BROADCASTING & PUBLISHING -- 2.7%

DIRECTV Group, Inc.* +                                1,182,950      29,502,773
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 2.7%

Walt Disney Co.                                         856,500      29,352,255
--------------------------------------------------------------------------------

CONSUMER, NON-CYCLICAL -- 2.7%

PepsiCo, Inc.                                           459,135      28,718,894
--------------------------------------------------------------------------------

TELECOMMUNICATIONS -- 2.6%

Research In Motion Ltd.*                                218,225      27,884,791
--------------------------------------------------------------------------------

COMPUTER SOFTWARE & SERVICES -- 2.1%

Oracle Corp.*                                         1,345,400      23,060,156
--------------------------------------------------------------------------------

FINANCIAL SERVICES -- 2.0%

Goldman Sachs Group, Inc.                               105,885      21,108,175
--------------------------------------------------------------------------------

RESTAURANTS -- 1.9%

McDonald's Corp.                                        449,750      19,937,418
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                              $1,073,317,773
--------------------------------------------------------------------------------

TOUCHSTONE STRATEGIC TRUST - PORTFOLIO OF INVESTMENTS
LARGE CAP GROWTH FUND (CONTINUED)
================================================================================

                                                                      MARKET
                                                         SHARES        VALUE
--------------------------------------------------------------------------------

INVESTMENT FUNDS -- 4.2%

BBH Securities Lending Fund **                       45,339,632  $   45,339,632
Touchstone Institutional Money Market Fund ^            234,975         234,975
--------------------------------------------------------------------------------

TOTAL INVESTMENT FUNDS                                              $45,574,607
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 104.0%
(Cost $990,057,603)                                              $1,118,892,380

LIABILITIES IN EXCESS OF OTHER ASSETS -- (4.0%)                     (43,453,773)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                             $1,075,438,607
================================================================================

*     Non-income producing security.
^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.
+ All or a portion of the security is on loan. The total value of securities on loan as of December 31, 2006, was $43,953,076.
**    Represents collateral for securities loaned.
ADR   American Depository Receipt.

See accompanying Notes to Portfolios of Investments.

TOUCHSTONE STRATEGIC TRUST - PORTFOLIO OF INVESTMENTS
LARGE CAP VALUE FUND - DECEMBER 31, 2006 (UNAUDITED)
================================================================================

                                                                      MARKET
COMMON STOCKS -- 85.9%                                   SHARES        VALUE
--------------------------------------------------------------------------------

FINANCIALS & INSURERS -- 18.7%

Countrywide Financial Corp.                              40,100    $  1,702,245
Fannie Mae                                               32,000       1,900,479
Freddie Mac                                              27,400       1,860,460
Genworth Financial, Inc.                                 20,100         687,621
MGIC Investment Corp.                                     6,100         381,494
--------------------------------------------------------------------------------
                                                                      6,532,299
--------------------------------------------------------------------------------

BANKS -- 12.2%

Citigroup, Inc.                                          24,300       1,353,510
JP Morgan Chase & Co.                                    21,000       1,014,300
Washington Mutual, Inc.                                  42,100       1,915,129
--------------------------------------------------------------------------------
                                                                      4,282,939
--------------------------------------------------------------------------------

TECHNOLOGY -- 9.6%

AU Optronics Corp. - ADR                                 75,172       1,038,125
Avnet, Inc.*                                             13,400         342,102
BearingPoint, Inc.*                                      84,300         663,441
Dell, Inc.*                                              28,700         720,083
Sanmina-SCI Corp.*                                      170,800         589,260
--------------------------------------------------------------------------------
                                                                      3,353,011
--------------------------------------------------------------------------------

OTHER ENERGY -- 7.4%

Mirant Corp.*                                            39,300       1,240,701
Reliant Energy, Inc.*                                    94,700       1,345,687
--------------------------------------------------------------------------------
                                                                      2,586,388
--------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT -- 7.3%

Alcatel - ADR +                                         130,100       1,850,022
Nortel Networks Corp.*                                   25,950         693,644
--------------------------------------------------------------------------------
                                                                      2,543,666
--------------------------------------------------------------------------------

HEALTH CARE -- 6.6%

Sanofi-Aventis - ADR                                     30,100       1,389,717
Tenet Healthcare Corp.*                                 128,700         897,039
--------------------------------------------------------------------------------
                                                                      2,286,756
--------------------------------------------------------------------------------

TELECOMMUNICATIONS -- 4.9%

Embarq Corp.                                              5,600         294,336
Sprint Nextel Corp.                                      74,100       1,399,749
--------------------------------------------------------------------------------
                                                                      1,694,085
--------------------------------------------------------------------------------

INDUSTRIALS -- 4.8%

General Electric Co.                                      9,100         338,611
Tyco International Ltd.                                  43,400       1,319,360
--------------------------------------------------------------------------------
                                                                      1,657,971
--------------------------------------------------------------------------------

TOUCHSTONE STRATEGIC TRUST - PORTFOLIO OF INVESTMENTS
LARGE CAP VALUE FUND (CONTINUED)
================================================================================

                                                                      MARKET
COMMON STOCKS -- 85.9% (CONTINUED)                       SHARES        VALUE
--------------------------------------------------------------------------------

AUTOS & TRANSPORTATION -- 4.6%

AMR Corp.* +                                             10,100    $    305,323
Ford Motor Co.                                           46,300         347,713
UAL Corp.* +                                             21,200         932,800
--------------------------------------------------------------------------------
                                                                      1,585,836
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 3.4%

Safeway, Inc.                                             9,500         328,320
Tyson Foods, Inc.                                        51,400         845,530
--------------------------------------------------------------------------------
                                                                      1,173,850
--------------------------------------------------------------------------------

MATERIALS & PROCESSING -- 2.8%

Abitibi-Consolidated, Inc. - ADR +                      380,100         973,056
--------------------------------------------------------------------------------

PRODUCER DURABLES -- 2.3%

D.R. Horton, Inc.                                        29,600         784,104
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 1.3%

Federated Department Stores, Inc.                        11,600         442,308
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                                $ 29,896,269
--------------------------------------------------------------------------------

EXCHANGE TRADED FUND -- 3.3%

iShares Russell 1000 Value Index Fund +                  14,100    $  1,164,801
--------------------------------------------------------------------------------

DEPOSITORY RECEIPT -- 0.9%

SPDR Trust Series 1                                       2,300    $    325,956
--------------------------------------------------------------------------------

INVESTMENT FUNDS --22.7%

BBH Securities Lending Fund **                        4,860,727    $  4,860,727
Touchstone Institutional Money Market Fund ^          3,024,370       3,024,370
--------------------------------------------------------------------------------

TOTAL INVESTMENT FUNDS                                             $  7,885,097
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 112.8%
(Cost $36,514,462)                                                 $ 39,272,123

LIABILITIES IN EXCESS OF OTHER ASSETS -- (12.8%)                     (4,441,583)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                               $ 34,830,540
================================================================================

*     Non-income producing security.
^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.
+ All or a portion of the security is on loan. The total value of securities on loan as of December 31, 2006, was $4,740,871.
**    Represents collateral for securities loaned.
ADR   American Depository Receipt.

See accompanying Notes to Portfolios of Investments.

TOUCHSTONE STRATEGIC TRUST - PORTFOLIO OF INVESTMENTS
MICRO CAP GROWTH FUND - DECEMBER 31, 2006 (UNAUDITED)
================================================================================

                                                                      MARKET
COMMON STOCKS -- 100.0%                                  SHARES        VALUE
--------------------------------------------------------------------------------

ELECTRONIC TECHNOLOGY -- 30.2%

Actuate Corp.*                                          159,600    $    948,024
Anaren, Inc.*                                            43,800         777,888
Avici Systems, Inc.*                                     50,600         392,150
AZZ, Inc.*                                                6,000         307,200
Bitstream, Inc.*                                         69,300         602,910
Captaris, Inc.*                                          66,300         515,151
Comtech Group, Inc.* +                                   76,700       1,395,173
CyberSource Corp.*                                       95,000       1,046,900
Datalink Corp.*                                         128,400         965,568
Frequency Electronics, Inc.                              55,200         659,640
Gilat Satellite Networks Ltd.*                          103,500         911,835
Hauppauge Digital, Inc.*                                111,500         799,455
Interactive Intelligence, Inc.*                          12,000         269,040
Internet Commerce Corp.* +                              111,800         354,406
Mikron Infrared, Inc.*                                   71,900         869,271
Nu Horizons Electronics Corp.*                            2,500          25,725
PC-Tel, Inc.*                                            43,500         406,725
Pemstar, Inc.* +                                        174,300         671,055
Pericom Semiconductor Corp.*                             57,300         657,231
Rainmaker Systems, Inc.*                                 57,800         431,766
Ramtron International Corp.*                             77,900         289,788
Silicom Ltd.*                                            78,800         730,476
SimpleTech, Inc.*                                       105,100       1,332,668
Smith Micro Software, Inc.* +                           155,300       2,203,707
SRS Labs, Inc.*                                          50,300         544,246
Stratex Networks, Inc.*                                 274,200       1,324,386
Syntax-Brillian Corp.* +                                105,400         905,386
TESSCO Technologies, Inc.*                               73,953       1,587,031
Ultra Clean Holdings, Inc.*                              89,400       1,104,090
Video Display Corp.* +                                   51,450         397,194
VSE Corp.                                                11,400         386,460
--------------------------------------------------------------------------------
                                                                     23,812,545
--------------------------------------------------------------------------------

PRODUCER MANUFACTURING -- 15.1%

AAON, Inc.                                                5,600         147,168
Amerigon, Inc.*                                         171,500       1,656,690
Ampco-Pittsburgh Corp.                                   12,600         421,848
Core Molding Technologies, Inc.*                         13,300         128,345
Fuel-Tech N.V.*                                          82,850       2,041,424
Kadant, Inc.*                                            30,400         741,152
K-Tron International, Inc.*                              19,800       1,478,466
MagneTek, Inc.*                                          83,400         471,210
Powell Industries, Inc.*                                 13,700         432,509
Smith & Wesson Holding Corp.* +                         160,450       1,659,053

TOUCHSTONE STRATEGIC TRUST - PORTFOLIO OF INVESTMENTS
MICRO CAP GROWTH FUND (CONTINUED)
================================================================================

                                                                      MARKET
COMMON STOCKS -- 100.0% (CONTINUED)                      SHARES        VALUE
--------------------------------------------------------------------------------

PRODUCER MANUFACTURING -- 15.1% (CONTINUED)

Spartan Motors, Inc.                                    104,250    $  1,582,515
Tat Technologies, Ltd.                                   70,500       1,125,885
--------------------------------------------------------------------------------
                                                                     11,886,265
--------------------------------------------------------------------------------

HEALTH CARE -- 13.0%

Air Methods Corp.*                                       37,700       1,052,584
Avigen, Inc.*                                            86,100         454,608
Bovie Medical Corp.* +                                  111,900       1,014,933
Bradley Pharmaceuticals, Inc.*                           22,000         452,760
First Consulting Group, Inc.*                            89,000       1,224,640
HealthStream, Inc.*                                     128,100         505,995
HMS Holdings Corp.*                                     108,700       1,646,805
Medical Action Industries, Inc.*                         32,900       1,060,696
Mesa Laboratories, Inc.                                  24,900         466,875
Metropolitan Health Networks*                           125,300         394,695
New Brunswick Scientific Co., Inc.*                      54,700         443,070
Zoll Medical Corp.*                                      25,700       1,496,768
--------------------------------------------------------------------------------
                                                                     10,214,429
--------------------------------------------------------------------------------

COMMERCIAL/INDUSTRIAL SERVICES -- 10.5%

Allis-Chambers Energy, Inc.* +                            9,400         216,576
Concur Technologies, Inc.*                               54,900         880,596
Exponent, Inc.*                                          24,400         455,304
Matrix Service Co.*                                      64,500       1,038,450
Medical Staffing Network Holdings, Inc.*                 25,700         150,859
Perficient, Inc.*                                        94,000       1,542,540
Standard Parking Corp.*                                  11,400         437,874
SumTotal Systems, Inc.*                                 145,400         879,670
TheStreet.com, Inc.                                     182,500       1,624,250
Thomas Group, Inc.                                       70,300       1,057,312
--------------------------------------------------------------------------------
                                                                      8,283,431
--------------------------------------------------------------------------------

FINANCE -- 9.7%

21st Century Holding Co. +                               22,800         541,500
Affirmative Insurance Holdings, Inc.                     32,000         520,640
American Physicians Capital, Inc.*                       37,500       1,501,500
EMC Insurance Group, Inc.                                14,000         477,680
International Assets Holding Corp.* +                    15,900         456,489
James River Group, Inc.*                                 12,100         391,072
Marlin Business Services, Inc.*                          28,100         675,243
Mercer Insurance Group, Inc.                             28,700         578,592
Preferred Bank                                            8,700         522,783
U.S. Global Investors, Inc. +                            29,800       2,004,050
--------------------------------------------------------------------------------
                                                                      7,669,549
--------------------------------------------------------------------------------

TOUCHSTONE STRATEGIC TRUST - PORTFOLIO OF INVESTMENTS
MICRO CAP GROWTH FUND (CONTINUED)
================================================================================

                                                                      MARKET
COMMON STOCKS -- 100.0% (CONTINUED)                      SHARES        VALUE
--------------------------------------------------------------------------------

CONSUMER NON-DURABLES -- 4.8%

Jones Soda Co.* +                                        91,400    $  1,124,220
National Beverage Corp. +                                64,400         903,532
NutraCea* +                                              73,100         189,329
Steven Madden Ltd.                                       43,950       1,542,206
--------------------------------------------------------------------------------
                                                                      3,759,287
--------------------------------------------------------------------------------

RETAIL TRADE -- 4.8%

Books-A-Million, Inc.                                    14,000         317,520
Casual Male Retail Group, Inc.* +                        85,200       1,111,860
HearUSA, Inc.*                                           70,400          93,632
Mothers Work, Inc.* +                                    16,500         649,935
PC Connection, Inc.*                                     74,700       1,107,801
PC Mall, Inc.*                                            8,400          88,536
Zones, Inc.*                                             51,400         383,958
--------------------------------------------------------------------------------
                                                                      3,753,242
--------------------------------------------------------------------------------

BASIC MATERIALS -- 4.5%

MGP Ingredients, Inc. +                                  72,200       1,632,442
Multi-Color Corp.                                        28,100         923,085
PW Eagle, Inc. +                                         28,300         976,350
--------------------------------------------------------------------------------
                                                                      3,531,877
--------------------------------------------------------------------------------

ENERGY -- 2.8%

American Oil & Gas, Inc.* +                              95,400         624,870
Dawson Geophysical Co.*                                  20,900         761,387
Natural Gas Services Group*                              20,400         283,560
OMNI Energy Services Corp.*                              44,700         437,613
Xanser Corp.*                                            16,300          79,218
--------------------------------------------------------------------------------
                                                                      2,186,648
--------------------------------------------------------------------------------

CONSUMER SERVICES -- 2.7%

American Medical Alert Corp.*                            80,100         535,869
McCormick & Schmick's Seafood Restaurants, Inc.*         54,600       1,312,584
New Frontier Media, Inc.                                 30,800         295,988
--------------------------------------------------------------------------------
                                                                      2,144,441
--------------------------------------------------------------------------------

CONSUMER DURABLES -- 1.1%

Fuel Systems Solutions, Inc.*                            22,600         499,008
U.S. Home Systems, Inc.*                                 34,000         386,240
--------------------------------------------------------------------------------
                                                                        885,248
--------------------------------------------------------------------------------

UTILITIES -- 0.7%

Eschelon Telecom, Inc.*                                  29,600         586,376
--------------------------------------------------------------------------------

TOUCHSTONE STRATEGIC TRUST - PORTFOLIO OF INVESTMENTS
MICRO CAP GROWTH FUND (CONTINUED)
================================================================================

                                                                      MARKET
COMMON STOCKS -- 100.0% (CONTINUED)                      SHARES        VALUE
--------------------------------------------------------------------------------

TRANSPORTATION -- 0.1%

P.A.M. Transportation Services, Inc.*                     3,100    $     68,262
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                                $ 78,781,600
--------------------------------------------------------------------------------

INVESTMENT FUNDS -- 21.7%

BBH Securities Lending Fund **                       16,614,938      16,614,938
Touchstone Institutional Money Market Fund ^            524,760         524,760
--------------------------------------------------------------------------------

TOTAL INVESTMENT FUNDS                                             $ 17,139,698
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 121.7%
(Cost $75,880,250)                                                 $ 95,921,298

LIABILITIES IN EXCESS OF OTHER ASSETS -- (21.7%)                    (17,074,636)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                               $ 78,846,662
================================================================================

*     Non-income producing security.
^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.
+ All or a portion of the security is on loan. The total value of securities on loan as of December 31, 2006, was $15,872,107.
**    Represents collateral for securities loaned.

See accompanying Notes to Portfolios of Investments.

TOUCHSTONE STRATEGIC TRUST - PORTFOLIO OF INVESTMENTS
MID CAP GROWTH FUND - DECEMBER 31, 2006 (UNAUDITED)
================================================================================

                                                                      MARKET
COMMON STOCKS -- 99.1%                                   SHARES        VALUE
--------------------------------------------------------------------------------

SEMICONDUCTORS -- 10.9%

Analog Devices, Inc.                                    441,300    $ 14,505,530
ASML Holding N.V.*                                      361,210       8,896,602
Atmel Corp.*                                          1,535,000       9,286,750
International Rectifier Corp.*                          209,800       8,083,594
LSI Logic Corp.* +                                      983,600       8,852,400
Maxim Integrated Products, Inc.                         232,000       7,103,840
Micron Technology, Inc.*                                659,000       9,199,640
National Semiconductor Corp.                            319,935       7,262,525
Novellus Systems, Inc.*                                 246,000       8,467,320
NVIDIA Corp.*                                           239,800       8,874,998
Qimonda AG - ADR*                                       511,700       8,959,867
Teradyne, Inc.*                                         845,650      12,650,924
Verigy Ltd.*                                            327,003       5,804,303
--------------------------------------------------------------------------------
                                                                    117,948,293
--------------------------------------------------------------------------------

FINANCIAL SERVICES -- 5.5%

E*TRADE Financial Corp.*                                918,600      20,595,012
Federated Investors, Inc. - Class B                     315,800      10,667,724
Investors Financial Services Corp. +                    187,100       7,983,557
Marshall & Ilsley Corp. +                               209,600      10,083,856
T. Rowe Price Group, Inc.                               243,600      10,662,372
--------------------------------------------------------------------------------
                                                                     59,992,521
--------------------------------------------------------------------------------

OIL & GAS -- 5.0%

Cameron International Corp.*                             94,700       5,023,835
Chesapeake Energy Corp. +                               402,400      11,689,720
Hess Corp. +                                            205,600      10,191,592
Murphy Oil Corp.                                        180,220       9,164,187
Smith International, Inc.                               288,900      11,865,123
Weatherford International Ltd.*                         172,600       7,212,954
--------------------------------------------------------------------------------
                                                                     55,147,411
--------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT -- 5.0%

Cytyc Corp.*                                            339,600       9,610,680
Thermo Fisher Scientific, Inc.* +                       989,350      44,807,662
--------------------------------------------------------------------------------
                                                                     54,418,342
--------------------------------------------------------------------------------

PHARMACEUTICALS -- 4.6%

Elan Corp. PLC - ADR* +                               1,456,300      21,480,425
Hospira, Inc.*                                          262,940       8,829,525
Shire Pharmaceuticals Group PLC - ADR                   331,100      20,448,736
--------------------------------------------------------------------------------
                                                                     50,758,686
--------------------------------------------------------------------------------

TOUCHSTONE STRATEGIC TRUST - PORTFOLIO OF INVESTMENTS
MID CAP GROWTH FUND (CONTINUED)
================================================================================

                                                                      MARKET
COMMON STOCKS -- 99.1% (CONTINUED)                       SHARES        VALUE
--------------------------------------------------------------------------------

COMPUTERS & INFORMATION -- 4.1%

Business Objects S.A. - ADR* +                          394,900    $ 15,578,805
Diebold, Inc.                                           215,110      10,024,126
McAfee, Inc.*                                           408,516      11,593,684
Red Hat, Inc.*                                          347,700       7,997,100
--------------------------------------------------------------------------------
                                                                     45,193,715
--------------------------------------------------------------------------------

HEALTH CARE PROVIDERS -- 4.0%

Community Health Systems, Inc.*                         242,200       8,845,144
Coventry Health Care, Inc.*                             196,550       9,837,328
HEALTHSOUTH Corp.* +                                    340,860       7,720,479
Manor Care, Inc.                                        203,200       9,534,144
Triad Hospitals, Inc.*                                  187,205       7,830,785
--------------------------------------------------------------------------------
                                                                     43,767,880
--------------------------------------------------------------------------------

BANKING -- 4.0%

Commerce Bancorp, Inc. +                                459,130      16,193,514
New York Community Bancorp, Inc. +                      476,107       7,665,323
People's Bank +                                         249,150      11,117,073
SVB Financial Group*                                    181,267       8,450,668
--------------------------------------------------------------------------------
                                                                     43,426,578
--------------------------------------------------------------------------------

ELECTRONICS -- 3.8%

AMETEK, Inc.                                            491,250      15,641,400
KLA-Tencor Corp.                                        154,600       7,691,350
Tektronix, Inc.                                         274,677       8,012,328
Vishay Intertechnology, Inc.* +                         762,970      10,330,614
--------------------------------------------------------------------------------
                                                                     41,675,692
--------------------------------------------------------------------------------

INSURANCE -- 3.2%

Arthur J. Gallagher & Co. +                             342,400      10,117,920
Assurant, Inc.                                          110,680       6,115,070
Old Republic International Corp.                        338,750       7,886,100
Willis Group Holdings Ltd.                              266,830      10,595,819
--------------------------------------------------------------------------------
                                                                     34,714,909
--------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT -- 3.1%

ADC Telecommunications, Inc.*                           647,200       9,403,816
Comverse Technology, Inc.*                              604,266      12,756,055
Polycom, Inc.*                                          391,200      12,091,992
--------------------------------------------------------------------------------
                                                                     34,251,863
--------------------------------------------------------------------------------

TOUCHSTONE STRATEGIC TRUST - PORTFOLIO OF INVESTMENTS
MID CAP GROWTH FUND (CONTINUED)
================================================================================

                                                                      MARKET
COMMON STOCKS -- 99.1% (CONTINUED)                       SHARES        VALUE
--------------------------------------------------------------------------------

MEDICAL SUPPLIES -- 3.1%

Bausch & Lomb, Inc.                                     211,800    $ 11,026,308
Beckman Coulter, Inc.                                   100,600       6,015,880
Edwards Lifesciences Corp.*                             169,450       7,970,928
Hillenbrand Industries, Inc.                            148,200       8,437,026
--------------------------------------------------------------------------------
                                                                     33,450,142
--------------------------------------------------------------------------------

BIOTECHNOLOGY -- 2.9%

Celgene Corp.* +                                        555,900      31,980,927
--------------------------------------------------------------------------------

APPAREL RETAILERS -- 2.6%

Federated Department Stores, Inc.                       254,574       9,706,907
Gap, Inc.                                               516,100      10,063,950
Jones Apparel Group, Inc.                               270,780       9,052,175
--------------------------------------------------------------------------------
                                                                     28,823,032
--------------------------------------------------------------------------------

INDUSTRIALS - INDUSTRIAL MACHINERY -- 2.4%

IDEX Corp.                                              209,100       9,913,431
ITT Industries, Inc.                                    148,600       8,443,452
Joy Global, Inc.                                        171,300       8,280,642
--------------------------------------------------------------------------------
                                                                     26,637,525
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY - DATA PROCESSING SERVICES -- 2.4%

Alliance Data Systems Corp.*                            143,800       8,983,186
Alliant Techsystems, Inc.* +                            103,850       8,120,032
CheckFree Corp.*                                        222,100       8,919,536
--------------------------------------------------------------------------------
                                                                     26,022,754
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY - APPLICATION SOFTWARE -- 2.0%

Amdocs Ltd.*                                            141,600       5,487,000
Cognos, Inc.*                                           394,300      16,741,978
--------------------------------------------------------------------------------
                                                                     22,228,978
--------------------------------------------------------------------------------

HEALTH CARE SERVICES -- 1.9%

DaVita, Inc.*                                            71,600       4,072,608
Omnicare, Inc. +                                        426,500      16,475,695
--------------------------------------------------------------------------------
                                                                     20,548,303
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY - SPECIALTY STORES -- 1.8%

Dick's Sporting Goods, Inc.* +                          213,400      10,454,466
Tiffany & Co.                                           238,400       9,354,816
--------------------------------------------------------------------------------
                                                                     19,809,282
--------------------------------------------------------------------------------

TOUCHSTONE STRATEGIC TRUST - PORTFOLIO OF INVESTMENTS
MID CAP GROWTH FUND (CONTINUED)
================================================================================

                                                                      MARKET
COMMON STOCKS -- 99.1% (CONTINUED)                       SHARES        VALUE
--------------------------------------------------------------------------------

CHEMICALS -- 1.8%

Cytec Industries, Inc.                                  160,715    $  9,082,005
International Flavors & Fragrances, Inc.                217,700      10,702,132
--------------------------------------------------------------------------------
                                                                     19,784,137
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY - ELECTRONICS RETAIL -- 1.5%

GameStop Corp.* +                                       305,400      16,830,594
--------------------------------------------------------------------------------

INDUSTRIAL -- 1.5%

SPX Corp.                                               156,740       9,586,219
Teleflex, Inc.                                          110,797       7,153,054
--------------------------------------------------------------------------------
                                                                     16,739,273
--------------------------------------------------------------------------------

HEAVY MACHINERY -- 1.5%

Dover Corp.                                             178,090       8,729,972
Pentair, Inc.                                           231,300       7,262,820
--------------------------------------------------------------------------------
                                                                     15,992,792
--------------------------------------------------------------------------------

COMPUTER SOFTWARE & PROCESSING -- 1.5%

Activision, Inc.*                                       409,365       7,057,453
TIBCO Software, Inc.*                                   938,000       8,854,720
--------------------------------------------------------------------------------
                                                                     15,912,173
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 1.4%

Molson Coors Brewing Co.                                 88,000       6,726,720
Pilgrim's Pride Corp.                                   310,300       9,132,129
--------------------------------------------------------------------------------
                                                                     15,858,849
--------------------------------------------------------------------------------

CASINOS AND GAMING -- 1.1%

Boyd Gaming Corp. +                                     269,100      12,192,921
--------------------------------------------------------------------------------

EMPLOYMENT SERVICES -- 1.1%

Monster Worldwide, Inc.*                                255,800      11,930,512
--------------------------------------------------------------------------------

DISTRIBUTION -- 1.1%

MSC Industrial Direct Co., Inc.                         299,300      11,717,595
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY - ELECTRONIC EQUIPMENT -- 1.1%

Mettler-Toledo International, Inc.*                     148,400      11,701,340
--------------------------------------------------------------------------------

PERSONAL PRODUCTS -- 1.1%

Estee Lauder Companies, Inc.                            286,400      11,690,848
--------------------------------------------------------------------------------

RETAILERS -- 1.0%

Regis Corp.                                             288,600      11,411,244
--------------------------------------------------------------------------------

TOUCHSTONE STRATEGIC TRUST - PORTFOLIO OF INVESTMENTS
MID CAP GROWTH FUND (CONTINUED)
================================================================================

                                                                      MARKET
COMMON STOCKS -- 99.1% (CONTINUED)                       SHARES        VALUE
--------------------------------------------------------------------------------

MATERIALS - AGRICULTURAL / CHEMICALS -- 1.0%

Monsanto Co.                                            214,500  $   11,267,685
--------------------------------------------------------------------------------

OIL & GAS EQUIPMENT & SERVICES -- 1.0%

Grant Prideco, Inc.*                                    270,600      10,761,762
--------------------------------------------------------------------------------

RAILROADS -- 0.9%

Canadian Pacific Railway Ltd. +                         193,400      10,203,784
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY -- 0.9%

Sun Microsystems*                                     1,856,900      10,064,398
--------------------------------------------------------------------------------

RESTAURANTS -- 0.9%

The Cheesecake Factory, Inc.*                           402,100       9,891,660
--------------------------------------------------------------------------------

LIFE SCIENCE TOOLS -- 0.9%

Invitrogen Corp.*                                       170,800       9,665,572
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY - AUTOMOTIVE RETAIL -- 0.9%

O'Reilly Automotive, Inc.*                              291,700       9,351,902
--------------------------------------------------------------------------------

HEALTH CARE -- 0.8%

Varian, Inc.*                                           192,480       8,621,179
--------------------------------------------------------------------------------

HOTELS & MOTELS -- 0.7%

Gaylord Entertainment Co.*                              159,600       8,128,428
--------------------------------------------------------------------------------

COAL -- 0.7%

CONSOL Energy, Inc.                                     247,600       7,955,388
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY - HOME FURNISHING RETAIL -- 0.7%

Leggett & Platt, Inc.                                   311,400       7,442,460
--------------------------------------------------------------------------------

IT CONSULTING -- 0.7%

Satyam Computer Services Ltd. - ADR +                   306,500       7,359,065
--------------------------------------------------------------------------------

MARINE -- 0.5%

Kirby Corp.*                                            176,100       6,010,293
--------------------------------------------------------------------------------

AEROSPACE & DEFENSE -- 0.5%

DRS Technologies, Inc.                                   98,400       5,183,712
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                              $1,084,466,399
--------------------------------------------------------------------------------

TOUCHSTONE STRATEGIC TRUST - PORTFOLIO OF INVESTMENTS
MID CAP GROWTH FUND (CONTINUED)
================================================================================

                                                                      MARKET
                                                         SHARES        VALUE
--------------------------------------------------------------------------------

INVESTMENT FUNDS -- 16.0%

BBH Securities Lending Fund **                      161,670,620  $  161,670,620
Touchstone Institutional Money Market Fund ^         13,626,326      13,626,326
--------------------------------------------------------------------------------

TOTAL INVESTMENT FUNDS                                           $  175,296,946
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 115.1%
(Cost $1,070,771,513)                                            $1,259,763,345

LIABILITIES IN EXCESS OF OTHER ASSETS -- (15.1%)                   (165,611,324)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                             $1,094,152,021
================================================================================

*     Non-income producing security.
^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.
+ All or a portion of the security is on loan. The total value of securities on loan as of December 31, 2006, was $156,876,099.
**    Represents collateral for securities loaned.
ADR   American Depository Receipt.

See accompanying Notes to Portfolios of Investments.

TOUCHSTONE STRATEGIC TRUST - PORTFOLIO OF INVESTMENTS
SMALL CAP GROWTH FUND - DECEMBER 31, 2006 (UNAUDITED)
================================================================================

                                                                      MARKET
COMMON STOCKS -- 98.0% (CONTINUED)                       SHARES        VALUE
--------------------------------------------------------------------------------

ELECTRONIC TECHNOLOGY -- 15.9%

Actuate Corp.*                                          100,000    $    594,000
Anaren, Inc.*                                             7,500         133,200
Avici Systems, Inc.*                                     16,300         126,325
CyberSource Corp.*                                       36,700         404,434
Frequency Electronics                                    34,500         412,275
Gilat Satellite Networks Ltd.*                           14,300         125,983
Hauppage Digital, Inc.*                                  34,000         243,780
Informatica Corp.*                                      143,750       1,755,187
Internet Commerce Corp.* +                               79,600         252,332
Mikron Infrared, Inc.*                                   30,000         362,700
Opsware, Inc.*                                          202,450       1,785,608
Parametric Technology Corp.*                             73,450       1,323,569
Pemstar, Inc.* +                                         17,500          67,375
Rackable Systems, Inc.* +                                36,050       1,116,469
Rainmaker Systems, Inc.*                                 25,400         189,738
Ramtron International Corp.*                             20,500          76,260
Smith Micro Software, Inc.* +                            24,000         340,560
SRS Labs, Inc.*                                          15,800         170,956
Stratex Networks, Inc.*                                 117,000         565,110
Syntax-Brillian Corp.* +                                 24,800         213,032
TESSCO Technologies, Inc.*                               22,500         482,850
Ultra Clean Holdings, Inc.*                              35,900         443,365
--------------------------------------------------------------------------------
                                                                     11,185,108
--------------------------------------------------------------------------------

HEALTH CARE -- 15.8%

Avigen, Inc.*                                            52,900         279,312
Bovie Medical Corp.* +                                   12,700         115,189
First Consulting Group, Inc.*                            40,000         550,400
Herbalife Ltd. - ADR*                                    49,100       1,971,855
HMS Holdings Corp.*                                      31,800         481,770
Hologic, Inc.*                                           25,000       1,182,000
Medical Action Industries, Inc.*                         16,700         538,408
Mesa Laboratories, Inc.                                  16,800         315,000
Metropolitan Health Networks, Inc.*                      40,300         126,945
New Brunswick Scientific Co., Inc.*                      47,200         382,320
On Assignment, Inc.*                                     82,350         967,613
Quidel Corp.*                                            75,550       1,028,991
The TriZetto Group, Inc.*                                40,150         737,556
Viasys Healthcare, Inc.*                                 66,350       1,845,857
Zoll Medical Corp.*                                      10,050         585,312
--------------------------------------------------------------------------------
                                                                     11,108,528
--------------------------------------------------------------------------------

TOUCHSTONE STRATEGIC TRUST - PORTFOLIO OF INVESTMENTS
SMALL CAP GROWTH FUND (CONTINUED)
================================================================================

                                                                      MARKET
COMMON STOCKS -- 98.0% (CONTINUED)                       SHARES        VALUE
--------------------------------------------------------------------------------

COMMERCIAL/INDUSTRIAL SERVICES -- 11.0%

Concur Technologies, Inc.* +                             31,600    $    506,864
Matrix Service Co.* +                                    31,300         503,930
Medical Staffing Network Holdings, Inc.*                  3,900          22,893
Perficient, Inc.*                                        30,000         492,300
Standard Parking Corp.*                                  10,800         414,828
SumTotal Systems, Inc.*                                  80,300         485,815
Teledyne Technologies, Inc.*                             69,850       2,803,080
TheStreet.com, Inc. +                                    38,200         339,980
Thomas Group, Inc.                                       15,300         230,112
Varian, Inc.*                                            43,550       1,950,605
--------------------------------------------------------------------------------
                                                                      7,750,407
--------------------------------------------------------------------------------

COMMUNICATIONS -- 9.5%

Finisar Corp.* +                                        278,100         898,263
Global Crossing Ltd.* +                                  76,900       1,887,895
Harmonic, Inc.*                                         142,350       1,034,885
MRV Communications, Inc.*                                70,000         247,800
SBA Communications Corp. - Class A*                      93,450       2,569,875
--------------------------------------------------------------------------------
                                                                      6,638,718
--------------------------------------------------------------------------------

ENERGY -- 9.1%

American Oil & Gas, Inc.* +                              67,100         439,505
Goodrich Petroleum Corp.* +                              30,050       1,087,209
InterOil Corp.* +                                       110,400       3,344,016
Natural Gas Services Group* +                             3,000          41,700
PetroQuest Energy, Inc.*                                 41,050         522,977
TETRA Technologies, Inc.* +                              36,850         942,623
--------------------------------------------------------------------------------
                                                                      6,378,030
--------------------------------------------------------------------------------

FINANCE -- 8.3%

Affirmative Insurance Holdings, Inc.                      5,500          89,485
American Physicians Capital, Inc.*                       12,150         486,486
Amerisafe, Inc.*                                         35,800         553,468
Boston Private Financial Holdings, Inc.                  23,100         651,651
CompuCredit Corp.* +                                     25,700       1,023,117
EMC Insurance Group, Inc.                                10,800         368,496
International Assets Holding Corp.* +                     8,300         238,293
James River Group, Inc.*                                 15,100         488,032
Marlin Business Services, Inc.*                          19,000         456,570
Mercer Insurance Group, Inc.                             19,000         383,040
Preferred Bank                                            6,600         396,594
U.S. Global Investors, Inc. +                            10,000         672,500
--------------------------------------------------------------------------------
                                                                      5,807,732
--------------------------------------------------------------------------------

TOUCHSTONE STRATEGIC TRUST - PORTFOLIO OF INVESTMENTS
SMALL CAP GROWTH FUND (CONTINUED)
================================================================================

                                                                      MARKET
COMMON STOCKS -- 98.0% (CONTINUED)                       SHARES        VALUE
--------------------------------------------------------------------------------

PRODUCER MANUFACTURING -- 7.3%

AAON, Inc.                                                7,800    $    204,984
Amerigon, Inc.*                                          33,400         322,644
Fuel-Tech N.V.*                                          25,000         616,000
Kadant, Inc.*                                            17,700         431,526
K-Tron International, Inc.*                               7,100         530,157
Powell Industries, Inc.*                                  4,700         148,379
Smith & Wesson Holding Corp.* +                          45,000         465,300
Tat Technologies Ltd.                                    28,000         447,160
Watts Water Technologies, Inc.                           47,100       1,936,281
--------------------------------------------------------------------------------
                                                                      5,102,431
--------------------------------------------------------------------------------

BASIC MATERIALS -- 4.3%

Ceradyne, Inc.*                                          32,200       1,819,300
MGP Ingredients, Inc. +                                  18,800         425,068
Multi-Color Corp.                                        12,900         423,765
PW Eagle, Inc. +                                          9,600         331,200
--------------------------------------------------------------------------------
                                                                      2,999,333
--------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUST -- 2.7%

Redwood Trust, Inc. +                                    32,250       1,873,080
--------------------------------------------------------------------------------

RETAIL TRADE -- 2.7%

Books-A-Million, Inc.                                    19,000         430,920
Casual Male Retail Group, Inc.* +                        34,500         450,225
Mothers Work, Inc.* +                                    11,000         433,290
PC Mall, Inc.*                                           13,600         143,344
Rentrak Corp.*                                            9,000         139,500
Zones, Inc.*                                             35,400         264,438
--------------------------------------------------------------------------------
                                                                      1,861,717
--------------------------------------------------------------------------------

SINGLE-FAMILY HOUSING CONSTRUCTION -- 2.2%

Standard Pacific Corp.                                   58,850       1,576,592
--------------------------------------------------------------------------------

CONSUMER NON-DURABLES -- 2.0%

Jones Soda Co.* +                                        47,400         583,020
National Beverage Corp. +                                23,100         324,093
NutraCea* +                                              35,000          90,650
Steven Madden Ltd.                                       11,300         396,517
--------------------------------------------------------------------------------
                                                                      1,394,280
--------------------------------------------------------------------------------

FINANCIAL SERVICES -- 1.8%

Thomas Weisel Partners Group, Inc.*                      58,300       1,230,130
--------------------------------------------------------------------------------

SERVICE - BUSINESS SERVICES -- 1.5%

Deluxe Corp.                                             42,500       1,071,000
--------------------------------------------------------------------------------

TOUCHSTONE STRATEGIC TRUST - PORTFOLIO OF INVESTMENTS
SMALL CAP GROWTH FUND - (CONTINUED)
================================================================================

                                                                      MARKET
COMMON STOCKS -- 98.0% (CONTINUED)                       SHARES        VALUE
--------------------------------------------------------------------------------

HOME CONSTRUCTION, FURNISHINGS & APPLIANCES -- 1.5%

Beazer Homes U.S.A                                       22,400    $  1,053,024
--------------------------------------------------------------------------------

CONSUMER DURABLES -- 0.8%

Fuel Systems Solutions, Inc.*                             7,200         158,976
U.S. Home Systems, Inc.*                                 37,900         430,544
--------------------------------------------------------------------------------
                                                                        589,520
--------------------------------------------------------------------------------

CONSUMER SERVICES -- 0.8%

American Medical Alert Corp.*                            83,100         555,939
--------------------------------------------------------------------------------

UTILITIES -- 0.7%

Eschelon Telecom, Inc.*                                  26,100         517,041
--------------------------------------------------------------------------------

TRANSPORTATION -- 0.1%

P.A.M. Transportation Services, Inc.*                     3,300          72,666
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                                $ 68,765,276
--------------------------------------------------------------------------------

INVESTMENT FUNDS -- 29.1%

BBH Securities Lending Fund **                       18,444,117      18,444,117
Touchstone Institutional Money Market Fund ^          1,947,124       1,947,124
--------------------------------------------------------------------------------

TOTAL INVESTMENT FUNDS                                             $ 20,391,241
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 127.1%
(Cost $78,556,090)                                                 $ 89,156,517

LIABILITIES IN EXCESS OF OTHER ASSETS -- (27.1%)                    (19,016,261)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                               $ 70,140,256
================================================================================

*     Non-income producing security.
^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.
+ All or a portion of the security is on loan. The total value of securities on loan as of December 31, 2006, was $17,100,043.
**    Represents collateral for securities loaned.
ADR   American Depository Receipt.

See accompanying Notes to Portfolios of Investments.

TOUCHSTONE STRATEGIC TRUST - NOTES TO PORTFOLIOS OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
================================================================================

SECURITY VALUATION

The Funds' portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time). Portfolio securities traded on stock exchanges are valued at the last sale price and portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (NOCP). Securities not traded on a particular day, or for which the last sale price is not readily available, are valued at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service. Securities for which market quotations or the NOCP are not readily available are valued based on fair value as determined by or under the direction of the Board of Trustees.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of December 31, 2006, the Trust does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

PORTFOLIO SECURITIES LOANED

Each Fund may lend its portfolio securities. Lending portfolio securities exposes a Fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Fund may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain collateral marked to market daily, in the form of cash and/or liquid securities, with the Fund's custodian in an amount at least equal to the market value of the loaned securities. As of December 31, 2006, the following Funds loaned common stocks and received collateral as follows:

                                  FAIR VALUE OF COMMON          VALUE OF
                                      STOCKS LOANED        COLLATERAL RECEIVED
--------------------------------------------------------------------------------
Growth Opportunities Fund             $  6,926,677            $  7,149,019
Large Cap Growth Fund                 $ 43,953,076            $ 45,339,632
Large Cap Value Fund                  $  4,740,871            $  4,860,727
Micro Cap Growth Fund                 $ 15,872,107            $ 16,614,938
Mid Cap Growth Fund                   $156,876,099            $161,670,620
Small Cap Growth Fund                 $ 17,100,043            $ 18,444,117

All collateral received as cash and securities is received, held and administered by the Funds' custodian for the benefit of the Funds in the applicable custody account or other account established for the purpose of holding collateral.

Funds participating in securities lending receive compensation in the form of fees, or retain a portion of interest or dividends on the investment of any cash received as collateral. The Funds also continue to receive interest or dividends on the securities loaned. The loans are secured by collateral valued at least equal, at all times, to the fair value of the securities loaned plus accrued interest. Unrealized gain or loss on the fair value of the securities loaned that may occur during the term of the loan are recognized by the Funds. The Funds have the right under the lending agreement to recover the securities from the borrower on demand.

TOUCHSTONE STRATEGIC TRUST - NOTES TO PORTFOLIOS OF INVESTMENTS
(CONTINUED)
================================================================================

REPURCHASE AGREEMENTS

Repurchase agreements, which are collateralized by U.S. Government obligations, are valued at cost, which, together with accrued interest, approximates market. At the time each Fund enters into a repurchase agreement, the seller agrees that the value of the underlying securities, including accrued interest, will at all times, be equal to or exceed the face amount of the repurchase agreement.

INVESTMENT INCOME

Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Discounts and premiums on securities purchased are recorded on an accrual basis.

SECURITY TRANSACTIONS

Security transactions are accounted for on the trade date. Securities sold are determined on a specific identification basis.

FEDERAL TAX INFORMATION

As of December 31, 2006, the Funds had the following federal tax cost resulting in unrealized appreciation as follows:

                                                                    GROSS                 GROSS
                                             FEDERAL             UNREALIZED            UNREALIZED           NET UNREALIZED
                                            TAX COST            APPRECIATION          DEPRECIATION           APPRECIATION
---------------------------------------------------------------------------------------------------------------------------
Diversified Small Cap Growth Fund        $   10,055,728        $    1,169,272        $     (179,027)        $      990,245
Growth Opportunities Fund                $   63,401,391        $    7,388,474        $   (1,061,951)        $    6,326,523
Large Cap Core Equity Fund               $   85,904,812        $   16,379,530        $     (401,740)        $   15,977,790
Large Cap Growth Fund                    $  991,266,358        $  145,990,264        $  (18,364,242)        $  127,626,022
Large Cap Value Fund                     $   36,514,462        $    3,242,799        $     (485,138)        $    2,757,661
Micro Cap Growth Fund                    $   75,919,504        $   21,630,345        $   (1,628,551)        $   20,001,794
Mid Cap Growth Fund                      $1,074,548,976        $  206,848,405        $  (21,634,036)        $  185,214,369
Small Cap Growth Fund                    $   79,384,310        $   11,959,419        $   (2,187,212)        $    9,772,207

RISKS ASSOCIATED WITH FOREIGN SECURITIES

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments, which could adversely affect investments in those countries.

Certain countries may also impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers or industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available to a Fund or result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

RISKS ASSOCIATED WITH SMALL CAPITALIZATION INVESTING

Emerging growth funds and small cap funds typically carry additional risks since smaller companies generally have a higher risk of failure. Historically, smaller companies have experienced a greater degree than average of market volatility.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.



                                   SIGNATURES


      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Touchstone Strategic Trust


By:    /s/ Jill T. McGruder
       ------------------------
Name:  Jill T. McGruder
Title: President

Date:  February 27, 2007

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Terrie A. Wiedenheft
       ------------------------
Name:  Terrie A. Weidenheft
Title: Treasurer & Controller

Date:  February 27, 2007